INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 13 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2024	16	13	12	3	3	47	462
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(2)	—	(1)	—	(4)	—
Effect of changes in foreign exchange rates	1	—	—	—	—	1	15
Net balance at June 30, 2024	16	11	12	3	3	45	477

Cost	92	88	42	4	4	230	477
Less accumulated depreciation and impairment	(76)	(77)	(30)	(1)	(1)	(185)	—
Net balance at June 30, 2024	16	11	12	3	3	45	477